Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  January 18, 2017


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Still Sound Acquisition Corporation

Greetings:

     I attach for filing the Still Sound Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Bush Sound Acquisition Corporation
	Echo Sound Acquisition Corporation
	Forest Sound Acquisition Corporation
	Park Sound Acquisition Corporation
	Rain Sound Acquisition Corporation
	Rough Sound Acquisition Corporation
	Thicket Sound Acquisition Corporation
	Timber Sound Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563